CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥)	Ordinary shares [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Class A Ordinary shares [Member] Ordinary shares [Member] shares	Class B Ordinary shares [Member] Ordinary shares [Member] shares
Balance at Dec. 31, 2014	¥ 1,117,622		¥ 121		¥ 1,106,234		¥ 0		¥ 22,637		¥ (11,370)		¥ 0
Balance, shares at Dec. 31, 2014 | shares															254,844,582	96,634,529
Acquisition of VIE	(96)		0		0		0		0		(96)		0
Acquisition of shares of consolidated subsidiaries	98,785		0		0		0		0		0		98,785
Net (loss) income for the year	(324,209)		0		0		0		0		(323,897)		(312)
Other comprehensive income
Foreign currency translation gain	66,851		0		0		0		66,851		0		0
Change in fair value of available for sale investments	0
Conversion of Class B to Class A ordinary shares	0		0		0		0		0		0		0
Conversion of Class B to Class A ordinary shares, shares | shares															11,635,370	(11,635,370)
Issuance of ordinary shares from private placement	739,109		20		739,089		0		0		0		0
Issuance of ordinary shares from private placement, shares | shares															63,500,500	0
Issuance of ordinary shares from exercise of share options	¥ 18,419		1		18,418		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares	5,274,480	5,274,480													5,274,480	0
Repurchase of ordinary shares	¥ (8,773)		0		0		(8,773)		0		0		0
Repurchase of ordinary shares, shares | shares															(1,220,000)	0
Share-based compensation	158,628		0		158,628		0		0		0		0
Balance at Dec. 31, 2015	1,866,336		142		2,022,369		(8,773)		89,488		(335,363)		98,473
Balance, shares at Dec. 31, 2015 | shares															334,034,932	84,999,159
Acquisition of shares of consolidated subsidiaries	98,887		0		0		0		0		0		98,887
Net (loss) income for the year	(209,252)		0		0		0		0		(202,965)		(6,287)
Other comprehensive income
Foreign currency translation gain	82,347		0		0		0		82,347		0		0
Change in fair value of available for sale investments	754		0		0		0		754		0		0
Conversion of Class B to Class A ordinary shares	0		0		0		0		0		0		0
Conversion of Class B to Class A ordinary shares, shares | shares															10,598,860	(10,598,860)
Issuance of ordinary shares from exercise of share options	¥ 12,676		1		12,675		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares	2,276,320	2,276,320													2,276,320	0
Disposal of shares of consolidated subsidiaries	¥ (92,561)		0		0		0		0		0		(92,561)
Repurchase of ordinary shares	(114,485)		0		0		(114,485)		0		0		0
Repurchase of ordinary shares, shares | shares															(11,415,320)	0
Share-based compensation	163,341		0		163,341		0		0		0		0
Balance at Dec. 31, 2016	1,808,043		143		2,198,385		(123,258)		172,589		(538,328)		98,512
Balance, shares at Dec. 31, 2016 | shares															335,494,792	74,400,299
Disposal of VIE	(2,257)		0		0		0		0		(2,324)		67
Acquisition of shares of consolidated subsidiaries	0		0		0		0		0		0		0
Net (loss) income for the year	(316,142)	$ (48,590)	0		0		0		0		(317,099)		957
Other comprehensive income
Foreign currency translation gain	(55,805)	(8,577)	0		0		0		(55,805)		0		0
Change in fair value of available for sale investments	(733)	$ (113)	0		0		0		(733)		0		0
Issuance of ordinary shares from exercise of share options	¥ 5,583		0		5,583		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares	894,760	894,760													894,760	0
Repurchase of ordinary shares	¥ (20,522)		0		0		(20,522)		0		0		0
Repurchase of ordinary shares, shares | shares															(2,602,000)	0
Share-based compensation	91,143		0		91,143		0		0		0		0
Balance at Dec. 31, 2017	¥ 1,509,310	$ 231,976	¥ 143	$ 21	¥ 2,295,111	$ 352,753	¥ (143,780)	$ (22,099)	¥ 116,051	$ 17,837	¥ (857,751)	$ (131,834)	¥ 99,536	$ 15,298
Balance, shares at Dec. 31, 2017 | shares															333,787,552	74,400,299